Double Eagle Petroleum, Co
1675 Broadway, Suite 2200
Denver, Colorado 80202
June 26, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-7010

Attn:	Douglas Brown
Division of Corporation Finance

Re:	Double Eagle Petroleum Co. Amendment No. 2 to Registration Statement on Form
S-4 File No. 333-158659
Dear Mr. Brown:
     Attached please find a marked and clean copy of Amendment No. 2 to the Registration Statement on Form S-4 (the “Registration Statement”), File No. 333-158659, filed by Double Eagle Petroleum Co. (the “Company”) on June 26, 2009. The changes reflected in the Registration Statement are intended to respond to the comments set forth in your letter dated June 25, 2009 (the “Comment Letter”). The numbered paragraphs below correspond to the numbered comments in the Comment Letter. Within our response, page references are to the pages in the Registration Statement filed with the Commission on June 26, 2009. In addition, the Registration Statement has been revised to provide an update in recent developments with respect to Petrosearch Energy Corporation (“Petrosearch”). In particular, the additional revisions reflect the recent Tender Offer on Schedule TO filed by Tiberius Capital, LLC; Tiberius Management, Inc., Hyperion Capital, L.P., Hyperion Capital Management, LLC, Fife Trading, Inc., and John M. Fife on June 22, 2009 and the events leading up to this tender offer. The revisions also briefly summarize the position of the Petrosearch board of directors with respect to the tender offer, which is described in detail in the Schedule 14D-9 filed by Petrosearch with the Commission on June 25, 2009.
Federal Income Tax Consequences of the Merger, page 2
1.	Disclose that you have received a tax opinion from Patton Boggs LLP indicating that the merger will qualify as a tax-free reorganization and that the opinion has been filed as an exhibit to the registration statement.

RESPONSE: As requested, we have disclosed that we have received a tax opinion from Patton Boggs LLP indicating that the merger will qualify as a tax-free reorganization and that the opinion has been filed as an exhibit to the registration statement. See Federal Income Tax Consequences of the Merger, page 2.
Federal Income Tax Consequences, page 56
2.	Revise the first paragraph and this section generally to make clear that you have already received a tax opinion from Patton Boggs LLP indicating that the merger will qualify as a tax-free reorganization. Make clear what portions of the disclosure constitute the summary of that opinion.

RESPONSE: As requested, we have revised the first paragraph and the tax section to make clear that we have already received a tax opinion from Patton Boggs LLP and clarified what portions of the disclosure constitute the summary of this opinion. See Federal Income Tax Consequences, page 56.

3.	Eliminate the “if the merger qualifies as a tax-free reorganization” limiting language, given your receipt of the aforementioned opinion and the undertaking to revise and recirculate in the event of different tax consequences.

RESPONSE: As requested, we have eliminated the “if the merger qualifies as a tax-free reorganization” limiting language. See Federal Income Tax Consequences, page 56.
Opinion of Counsel, Exhibit 5.2
4.	Obtain and provide us with a marked version of the opinion filed as an exhibit on June 16, 2009, that clearly shows all changes to the opinion from the version you previously provided to the staff.

RESPONSE: As requested, we have attached hereto a marked copy of the opinion filed as an exhibit on June 16, 2009 compared to the opinion provided to the staff on June 1, 2009.

5.	Obtain and provide us with a marked version of the opinion you will file as an exhibit to the next amended Form S-4 that clearly shows all changes to the opinion from the version you filed as an exhibit on June 16, 2009.

RESPONSE: As requested, we have attached hereto a marked copy of the opinion filed as an exhibit on June 26, 2009 compared to the opinion filed as an exhibit on June 16, 2009.

6.	We note the counsel made responsive changes to the “consent” text of its opinion, but it also added additional text purporting to limit use and reliance. Please obtain and file a new opinion of counsel that does not include in the “consent” section any suggestion that the limitations on use or reliance extend to “any other person.”

RESPONSE: As requested, we have removed the limitations on use or reliance to “any other person” in the consent section of the opinion. See Exhibit 5.2, Tax Opinion of Patton Boggs LLP, which is attached hereto for your convenience.
     If you have any questions regarding this Amendment No. 2 to the Registration Statement, please do not hesitate to contact the undersigned at (303) 794-8445 or Alan Talesnick at Patton Boggs LLP at (303) 894-6378.

Very truly yours,
/s/ Kurtis Hooley
Chief Financial Officer

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